ASSETS AND LIABILITIES HELD FOR SALE - Share Exchange Agreement and Other Covenants (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$) shares
ASSETS AND LIABILITIES HELD FOR SALE
Value of operation	R$ 787,826
Eletronorte | Neoenergia | Energetica Aguas da Pedra S.A. - EAPSA (HPP Dardanelos)
ASSETS AND LIABILITIES HELD FOR SALE
Percentage of total and voting share capital agreed to transfer	49.00%
Equity value of total and voting share capital agreed to transfer	R$ 784,512
Eletronorte | Neoenergia | Neoenergia Coelba
ASSETS AND LIABILITIES HELD FOR SALE
Equity value of total and voting share capital agreed to transfer	R$ 2,598
Eletronorte | Neoenergia | Neoenergia Coelba | Common shares
ASSETS AND LIABILITIES HELD FOR SALE
Shares agreed to transfer | shares	96,981
Eletronorte | Neoenergia | Neoenergia Coelba | Class A preferred shares
ASSETS AND LIABILITIES HELD FOR SALE
Shares agreed to transfer | shares	10,885
Eletronorte | Neoenergia | Neoenergia Coelba | Class B preferred shares
ASSETS AND LIABILITIES HELD FOR SALE
Shares agreed to transfer | shares	20
Eletronorte | Neoenergia | Neoenergia Cosern
ASSETS AND LIABILITIES HELD FOR SALE
Equity value of total and voting share capital agreed to transfer	R$ 604
Eletronorte | Neoenergia | Neoenergia Cosern | Common shares
ASSETS AND LIABILITIES HELD FOR SALE
Shares agreed to transfer | shares	46,654
Eletronorte | Neoenergia | Neoenergia Cosern | Class A preferred shares
ASSETS AND LIABILITIES HELD FOR SALE
Shares agreed to transfer | shares	8,901
Eletronorte | Neoenergia | Neoenergia Cosern | Class B preferred shares
ASSETS AND LIABILITIES HELD FOR SALE
Shares agreed to transfer | shares	9,473
Eletronorte | Neoenergia | Neoenergia Affluente T
ASSETS AND LIABILITIES HELD FOR SALE
Equity value of total and voting share capital agreed to transfer	R$ 113
Eletronorte | Neoenergia | Neoenergia Affluente T | Common shares
ASSETS AND LIABILITIES HELD FOR SALE
Shares agreed to transfer | shares	26,328
Neoenergia | Eletronorte | Teles Pires Participaes S.A.
ASSETS AND LIABILITIES HELD FOR SALE
Percentage of total and voting share capital agreed to transfer	50.56%
Equity value of total and voting share capital agreed to transfer	R$ 327,953
Neoenergia | Eletronorte | Companhia Hidreltrica Teles Pires S.A. - CHTP
ASSETS AND LIABILITIES HELD FOR SALE
Percentage of total and voting share capital agreed to transfer	0.90%
Equity value of total and voting share capital agreed to transfer	R$ 5,891
Neoenergia | Eletronorte | Baguari I Geracao de Energia Eletrica S.A
ASSETS AND LIABILITIES HELD FOR SALE
Percentage of total and voting share capital agreed to transfer	100.00%
Equity value of total and voting share capital agreed to transfer	R$ 453,982